Related Party Balances and Transactions - Schedule of Balance Due from Shareholders (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Due from Shareholders [Abstract]
Due from/ (to)shareholders/ related party	$ (154,453)	$ 372,103
Less: allowance for expected credit loss		(17,818)	$ (17,059)
Total shareholders amount	$ (154,453)	$ 354,285